SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities measured at fair value
Short-term investments measured at fair value		¥ 50,143
Wealth Management Products
Assets and liabilities measured at fair value
Short-term investments measured at fair value		50,143
Exchange traded fund products and wealth management products
Assets and liabilities measured at fair value
Total gain recognized for change in fair values	¥ 1,217	4,166	¥ 4,464
Recurring | Level 2 | Wealth Management Products
Assets and liabilities measured at fair value
Short-term investments measured at fair value	¥ 50,143	¥ 0